Financial and capital risks management (Summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis) (Detail) - At fair value [member]
12 Months Ended
Dec. 31, 2020
Average P/E
Financial and capital risks management [line items]
Range	2020: 12.60 to 13.86
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB2.44 million.
Discount for lack of marketability [member]
Financial and capital risks management [line items]
Range	2020: 21.33% to 28.65%
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in decrease/increase in fair value by RMB20.39 million.
Unlisted securities [member] | Average P/B [member]
Financial and capital risks management [line items]
Range	2020: 1.06 to 1.17
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in increase/decrease in fair value by RMB57.88 million.